Portfolio of Investments
Columbia Overseas Value Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 2.6%
Ansell Ltd.	1,205,898	24,217,131
BHP Group Ltd., ADR	292,571	15,076,184
National Australia Bank Ltd.	537,161	9,414,145
Total		48,707,460
Canada 6.4%
Alimentation Couche-Tard, Inc., Class B	580,818	19,082,208
Cameco Corp.	1,671,432	15,460,746
Cott Corp.	2,916,796	38,997,563
Stars Group, Inc. (The)(a)	839,796	20,383,214
Teck Resources Ltd., Class B	607,173	9,532,616
Yamana Gold, Inc.	5,392,074	19,303,625
Total		122,759,972
China 0.5%
Tencent Holdings Ltd.	233,100	9,835,691
Finland 1.9%
UPM-Kymmene OYJ	1,073,996	35,878,519
France 11.1%
AXA SA	1,954,080	53,165,097
BNP Paribas SA	621,774	34,857,724
Capgemini SE	191,942	22,705,530
DBV Technologies SA, ADR(a)	224,344	1,749,883
Eiffage SA	118,116	12,892,715
Sanofi	338,789	31,581,492
Total SA	1,027,636	53,904,419
Total		210,856,860
Germany 7.1%
Allianz SE, Registered Shares	76,996	18,415,031
Aroundtown SA	1,756,952	15,246,166
Bayer AG, Registered Shares	241,073	18,206,940
Covestro AG	533,172	24,944,446
Duerr AG	648,078	19,910,904
E.ON SE	2,031,581	21,258,336
KION Group AG	264,883	17,527,381
Total		135,509,204
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 1.6%
WH Group Ltd.	29,844,500	30,646,892
Ireland 0.1%
Amarin Corp. PLC, ADR(a)	118,260	2,515,390
Israel 2.3%
Bank Hapoalim BM	4,223,952	34,063,760
Bezeq Israeli Telecommunication Corp., Ltd.(a)	12,457,555	10,392,603
Total		44,456,363
Italy 0.3%
Esprinet SpA	1,155,413	5,868,685
Japan 22.6%
BayCurrent Consulting, Inc.	102,600	5,502,612
CYBERDYNE, Inc.(a)	118,600	663,832
Dai-ichi Life Holdings, Inc.	1,034,700	16,685,766
Invincible Investment Corp.	25,852	15,374,836
ITOCHU Corp.	1,768,400	38,611,786
Kinden Corp.	1,020,500	15,242,235
Koito Manufacturing Co., Ltd.	255,600	13,184,307
Matsumotokiyoshi Holdings Co., Ltd.	789,600	30,192,643
Mitsubishi UFJ Financial Group, Inc.	4,255,000	22,554,865
Nihon M&A Center, Inc.	492,900	16,437,314
Nippon Telegraph & Telephone Corp.	887,400	44,830,657
ORIX Corp.	2,557,700	41,926,165
Shionogi & Co., Ltd.	324,000	19,072,137
Ship Healthcare Holdings, Inc.	294,100	12,219,036
Sony Corp.	417,100	26,468,295
Starts Corp., Inc.	255,700	6,205,414
Subaru Corp.	613,000	16,065,462
Sumitomo Mitsui Financial Group, Inc.	187,000	6,847,258
Takeda Pharmaceutical Co., Ltd.	1,170,077	47,672,545
Takuma Co., Ltd.	883,545	10,128,405
Toyota Motor Corp.	377,600	26,416,402
Total		432,301,972
Marshall Islands 0.3%
Teekay Tankers Ltd., Class A(a)	246,882	4,666,070
Columbia Overseas Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 8.7%
ABN AMRO Bank NV	1,850,964	31,546,479
ASR Nederland NV	961,187	35,726,216
ING Groep NV	4,157,841	47,814,351
Koninklijke Ahold Delhaize NV	855,878	22,044,374
Signify NV	993,239	29,627,955
Total		166,759,375
Norway 1.0%
BW LPG Ltd.	1,949,574	16,825,251
Kongsberg Automotive ASA(a)	3,221,822	1,689,388
Total		18,514,639
Pakistan 0.5%
DG Khan Cement Co., Ltd.	9,237,000	4,345,844
Lucky Cement Ltd.	1,810,950	4,902,729
Total		9,248,573
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	3,582,817	4
Russian Federation 0.6%
Sberbank of Russia PJSC, ADR	736,398	10,777,755
Singapore 1.6%
DBS Group Holdings Ltd.	1,699,100	31,356,848
South Korea 1.1%
GS Home Shopping, Inc.	20,951	2,655,202
Hyundai Home Shopping Network Corp.	101,421	7,316,025
Youngone Corp.	361,273	10,886,770
Total		20,857,997
Spain 3.6%
ACS Actividades de Construccion y Servicios SA	525,003	20,408,450
Banco Santander SA	1,766,185	6,879,140
Endesa SA	1,161,477	31,574,469
Tecnicas Reunidas SA(a)	420,421	10,245,412
Total		69,107,471
Sweden 1.2%
Granges AB	820,109	8,182,806
Hemfosa Fastigheter AB	1,195,646	14,582,952
Total		22,765,758
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 0.7%
Autoneum Holding AG	27,187	3,198,171
Novartis AG, Registered Shares	108,110	9,966,220
Total		13,164,391
United Kingdom 19.5%
Barclays Bank PLC	7,387,863	16,328,874
BP PLC	6,264,784	39,020,241
British American Tobacco PLC	1,139,099	45,084,109
BT Group PLC	8,202,392	20,307,013
Crest Nicholson Holdings PLC	1,346,923	6,699,753
DCC PLC	384,836	32,860,436
GW Pharmaceuticals PLC, ADR(a)	30,672	3,131,918
HSBC Holdings PLC	2,004,918	14,936,841
Inchcape PLC	903,806	7,609,660
Intermediate Capital Group PLC	753,388	14,894,395
John Wood Group PLC	1,827,904	8,306,165
Just Group PLC(a)	22,903,441	19,626,024
Legal & General Group PLC	4,310,839	15,643,935
Micro Focus International PLC	729,476	10,690,188
Royal Dutch Shell PLC, Class B	2,642,028	74,945,396
TP ICAP PLC	6,070,075	30,299,002
WPP PLC	906,452	11,704,774
Total		372,088,724
United States 2.9%
Aerie Pharmaceuticals, Inc.(a)	164,549	3,124,785
Alexion Pharmaceuticals, Inc.(a)	35,864	4,086,344
Burford Capital Ltd.	1,603,567	17,098,057
Insmed, Inc.(a)	161,454	3,721,515
Liberty Global PLC, Class C(a)	872,725	18,763,587
Puma Biotechnology, Inc.(a),(d)	41,159	390,599
Quotient Ltd.(a)	754,981	6,485,287
Sage Therapeutics, Inc.(a)	15,480	2,395,840
Total		56,066,014
Total Common Stocks (Cost $1,867,154,821)		1,874,710,627

2	Columbia Overseas Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2019 (Unaudited)
Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
United States 0.3%
iShares MSCI EAFE ETF	76,080	5,187,135
Total Exchange-Traded Equity Funds (Cost $4,688,050)		5,187,135

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 1.745%(e),(f)	21,682,828	21,682,828
Total Money Market Funds (Cost $21,682,084)		21,682,828
Total Investments in Securities (Cost $1,893,524,955)		1,901,580,590
Other Assets & Liabilities, Net		7,621,603
Net Assets		$1,909,202,193
At November 30, 2019, securities and/or cash totaling $460,039 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
70,493,000 CAD	53,701,151 USD	Goldman Sachs	12/19/2019	620,616	—
4,286,000 GBP	5,542,042 USD	Goldman Sachs	12/19/2019	—	(5,271)
97,447,000 ILS	27,670,443 USD	Goldman Sachs	12/19/2019	—	(399,339)
1,995,628,000 JPY	18,426,154 USD	Goldman Sachs	12/19/2019	160,271	—
1,039,961,000 JPY	9,498,062 USD	Goldman Sachs	12/19/2019	—	(20,649)
21,587,090,000 KRW	18,418,233 USD	Goldman Sachs	12/19/2019	132,802	—
73,844,413 USD	107,572,000 AUD	Goldman Sachs	12/19/2019	—	(1,048,289)
5,713,579 USD	5,704,000 CHF	Goldman Sachs	12/19/2019	792	—
18,425,009 USD	18,175,000 CHF	Goldman Sachs	12/19/2019	—	(216,965)
18,451,994 USD	16,518,000 EUR	Goldman Sachs	12/19/2019	—	(228,064)
11,069,093 USD	106,353,000 SEK	Goldman Sachs	12/19/2019	49,876	—
Total				964,357	(1,918,577)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Puma Biotechnology, Inc.	Deutsche Bank	USD	(390,039)	(411)	10.00	12/20/2019	(24,266)	(43,155)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $4, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2019.
Columbia Overseas Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Overseas Value Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	9,754,825	272,567,691	(260,639,688)	21,682,828	(666)	744	165,299	21,682,828
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Overseas Value Fund | Quarterly Report 2019